INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares						Fair Value
	CLOSED END FUNDS — 0.5%
	MIXED ALLOCATION - 0.5%
127,172	Goldman Sachs MLP Energy and Renaissance Fund(a)					$ 1,348,023

	TOTAL CLOSED END FUNDS (Cost $1,197,882)					1,348,023

	COMMON STOCKS — 106.0%
	ADVERTISING & MARKETING - 0.0%(c)
4,406	Cxloyalty Group Holdings, Inc.(d),(e)					–

	APPAREL & TEXTILE PRODUCTS - 0.9%
27,380	Capri Holdings Ltd.(b),(d)					1,541,768
30,765	Weyco Group, Inc.					686,367
						2,228,135
	ASSET MANAGEMENT - 2.3%
21,133	Diamond Hill Investment Group, Inc.(b)					3,640,159
7,050	GoldMoney, Inc.(d)					16,039
118,177	Silvercrest Asset Management Group, Inc.					1,886,105
						5,542,303
	AUTOMOTIVE - 3.2%
15,291	BorgWarner, Inc.(a)					748,953
40,585	Continental A.G.(b)					5,515,209
34,204	Cooper-Standard Holdings, Inc.(d)					891,014
84,040	Tenneco, Inc.(b),(d)					1,463,136
						8,618,312
	BANKING - 4.6%
8,940	Bank7 Corporation					171,469
3,894	CB Financial Services, Inc.					90,769
13,469	Citigroup, Inc.					910,774
22,922	Fifth Third Bancorp(a)					831,839
372,585	First BanCorporation(b)					4,519,457
5,012	Oak Valley Bancorp					87,610
23,786	Ohio Valley Banc Corporation					587,038
27,718	OP Bancorp					300,186
11,263	Peoples Bancorp of North Carolina, Inc.					309,169
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	COMMON STOCKS — 106.0% (Continued)
	BANKING - 4.6% (Continued)
58,529	Popular, Inc.					$ 4,258,571
						12,066,882
	BEVERAGES - 0.4%
21,566	Molson Coors Beverage Company(b)					1,054,362

	BIOTECH & PHARMA - 2.8%
85,579	Antibe Therapeutics, Inc.(a),(d)					232,397
135,148	Bausch Health Companies, Inc.(b),(d)					3,953,079
302,295	Lexaria Bioscience Corporation(a),(b),(d)					1,883,298
229,391	Medexus Pharmaceuticals, Inc.(d)					1,343,252
						7,412,026
	CHEMICALS - 7.4%
146,539	AgroFresh Solutions, Inc.(d)					285,751
48,447	Cabot Corporation(b)					2,667,492
55,468	Imerys S.A.(b)					2,567,817
215,255	Koppers Holdings, Inc.(b),(d)					6,610,480
7,838	NewMarket Corporation					2,476,103
191,404	Tronox Holdings PLC(b)					3,527,575
68,779	Valhi, Inc.(b)					1,694,715
						19,829,933
	COMMERCIAL SUPPORT SERVICES - 5.7%
140,355	Civeo Corporation(b),(d)					3,047,107
338,686	H&R Block, Inc.(a),(b)					8,314,741
64,339	Impellam Group PLC(d)					308,616
344,156	Mears Group PLC(d)					909,145
102,801	TrueBlue, Inc.(b),(d)					2,795,159
						15,374,768
	CONSTRUCTION MATERIALS - 0.8%
23,389	HeidelbergCement A.G.					2,074,000

	CONSUMER SERVICES - 2.3%
203,540	Stride, Inc.(b),(d)					6,240,536

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	COMMON STOCKS — 106.0% (Continued)
	E-COMMERCE DISCRETIONARY - 1.5%
20,890	Alibaba Group Holding Ltd. - ADR(d)					$ 4,077,519

	ELECTRIC UTILITIES - 1.1%
75,830	FirstEnergy Corporation(b)					2,905,805

	ELECTRICAL EQUIPMENT - 1.3%
41,662	Belden, Inc.(b)					2,041,438
18,659	Preformed Line Products Company(b)					1,278,515
						3,319,953
	ENGINEERING & CONSTRUCTION - 2.1%
488,195	Mistras Group, Inc.(b),(d)					5,126,047
89,781	Orion Group Holdings, Inc.(d)					482,124
						5,608,171
	ENTERTAINMENT CONTENT - 1.9%
109,401	Corus Entertainment, Inc.(b)					507,415
143,626	Discovery, Inc. - Series C(a),(b),(d)					3,893,701
15,984	ViacomCBS, Inc., Class B					654,225
						5,055,341
	FOOD - 2.2%
74,418	Herbalife Nutrition Ltd.(b),(d)					3,790,854
38,201	Seneca Foods Corporation(b),(d)					2,091,123
						5,881,977
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
91,940	Glatfelter Corporation					1,400,246
24,025	Schweitzer-Mauduit International, Inc.					944,903
						2,345,149
	HEALTH CARE FACILITIES & SERVICES - 7.3%
93,639	Cardinal Health, Inc.(b)					5,560,284
54,735	Centene Corporation(b),(d)					3,755,368
5,618	Cigna Corporation					1,289,275
6,449	McKesson Corporation					1,314,500
15,823	National HealthCare Corporation					1,228,656
106,170	Psychemedics Corporation					780,350
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	COMMON STOCKS — 106.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 7.3% (Continued)
230,492	Triple-S Management Corporation(b),(d)					$ 5,607,869
						19,536,302
	HOME & OFFICE PRODUCTS - 3.1%
153,891	Dorel Industries, Inc.(b),(d)					1,746,814
110,132	Hamilton Beach Brands Holding Company(b)					2,058,367
62,825	Societe BIC S.A.(b)					4,257,556
						8,062,737
	HOME CONSTRUCTION - 2.3%
182,050	Caesarstone Ltd.(b)					2,415,804
24,313	Century Communities, Inc.					1,688,538
81,256	Cornerstone Building Brands, Inc.(b),(d)					1,366,726
80,045	Landsea Homes Corporation(d)					673,178
						6,144,246
	HOUSEHOLD PRODUCTS - 0.0%(c)
6,702	McBride PLC					7,846

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(c)
682	TerraVest Industries, Inc.					10,921

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
68,446	Lazard Ltd.(b)					3,230,651

	INSURANCE - 4.5%
13,116	MetLife, Inc.(b)					756,793
53,070	Prudential Financial, Inc.(b)					5,321,860
51,843	Reinsurance Group of America, Inc.(b)					5,712,061
						11,790,714
	INTERNET MEDIA & SERVICES - 2.3%
63,869	HyreCar, Inc.(a),(b),(d)					1,116,430
355,665	Travelzoo(b),(d)					4,883,281
						5,999,711
	LEISURE FACILITIES & SERVICES - 1.9%
35,879	Dine Brands Global, Inc.(b)					2,779,547
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	COMMON STOCKS — 106.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
1,363,283	Melco International Development Ltd.(b),(d)					$ 2,175,302
						4,954,849
	MACHINERY - 0.9%
81,701	Graham Corporation(a)					1,118,487
40,077	Hurco Companies, Inc.					1,360,213
						2,478,700
	MEDICAL EQUIPMENT & DEVICES - 2.0%
46,651	FONAR Corporation(a),(d)					789,335
144,247	IRIDEX Corporation(b),(d)					943,375
238,099	Sensus Healthcare, Inc.(b),(d)					885,728
2,472,636	Surgalign Holdings, Inc.(a),(b),(d)					2,695,173
						5,313,611
	METALS & MINING - 9.0%
1,254,844	Argonaut Gold, Inc.(b),(d)					3,377,479
3,672,228	Bushveld Minerals Ltd.(d)					663,739
188,314	Eldorado Gold Corporation(b),(d)					1,756,970
415,007	Gold Standard Ventures Corporation(d)					235,309
1,090,593	Kinross Gold Corporation(b)					7,154,291
1,732,989	OceanaGold Corporation(b),(d)					3,373,383
414,876	Osisko Mining, Inc.(d)					1,053,785
264,826	Teck Resources Ltd.(b)					6,048,626
						23,663,582
	OIL & GAS PRODUCERS - 5.6%
174,193	Bonanza Creek Energy, Inc.(b)					6,701,205
16,316	Diamondback Energy, Inc.					1,258,453
74,427	Ovintiv, Inc.					1,909,797
147,509	World Fuel Services Corporation(b)					5,083,160
						14,952,615
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
30,633	Halliburton Company					633,490

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
16,035	Howard Hughes Corporation (b),(d)					1,486,605

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	COMMON STOCKS — 106.0% (Continued)
	REAL ESTATE SERVICES - 1.0%
69,612	RMR Group, Inc.(b)					$ 2,731,575

	RENEWABLE ENERGY - 0.8%
53,076	Array Technologies, Inc.(a),(d)					718,649
330,976	Broadwind, Inc.(a),(d)					1,257,708
						1,976,357
	RETAIL - CONSUMER STAPLES - 0.8%
173,007	Naked Wines PLC(b),(d)					2,114,350

	RETAIL - DISCRETIONARY - 3.0%
17,582	Foot Locker, Inc.(b)					1,003,229
24,720	Gaia, Inc.(a),(d)					294,415
25,347	HUGO BOSS A.G.					1,519,055
1,386,437	Marks & Spencer Group PLC(b)					2,611,944
632,915	Roots Corporation(d)					1,617,334
1,135,852	SIG PLC(d)					719,498
						7,765,475
	SOFTWARE - 3.3%
237,049	Amesite, Inc.(a),(d)					490,691
727,048	Immersion Corporation(a),(b),(d)					5,496,484
218,114	WANdisco PLC(d)					1,031,067
64,109	Xperi Holding Corporation(b)					1,331,544
200,344	Zovio, Inc.(a),(d)					490,843
						8,840,629
	SPECIALTY FINANCE - 0.8%
32,612	First American Financial Corporation(b)					2,195,114

	STEEL - 1.1%
49,713	Ryerson Holding Corporation(b),(d)					781,985
149,976	TimkenSteel Corporation(b),(d)					1,999,180
365	Universal Stainless & Alloy Products, Inc.(b),(d)					4,114
						2,785,279
	TECHNOLOGY HARDWARE - 2.0%
467,346	Celestica, Inc.(b),(d)					4,145,359
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares						Fair Value
	COMMON STOCKS — 106.0% (Continued)
	TECHNOLOGY HARDWARE - 2.0% (Continued)
27,478	Sanmina Corporation(a),(b),(d)					$ 1,055,705
						5,201,064
	TECHNOLOGY SERVICES - 1.2%
44,684	Cass Information Systems, Inc.					1,970,118
214,125	Priority Technology Holdings, Inc.(b),(d)					1,310,445
						3,280,563
	TELECOMMUNICATIONS - 3.4%
5,272,866	Airtel Africa PLC(b)					6,543,035
60,386	EchoStar Corporation(b),(d)					1,346,608
18,065	Lumen Technologies, Inc.(b)					225,271
91,200	Spok Holdings, Inc.(b)					751,488
100,142	VEON Ltd. - ADR(d)					175,249
						9,041,651
	TOBACCO & CANNABIS - 1.9%
66,465	Imperial Brands PLC					1,424,957
410,894	Swedish Match A.B. - ADR(b)					3,661,065
						5,086,022
	TRANSPORTATION & LOGISTICS - 3.2%
21,300	Atlas Air Worldwide Holdings, Inc.(a),(b),(d)					1,426,461
273,427	Babcock International Group PLC					972,828
38,620	Bristow Group, Inc.(a),(d)					1,003,348
76,757	Capital Product Partners, L.P.					918,781
10,876	Copa Holdings S.A., Class A					771,217
180,541	John Menzies PLC(d)					800,739
204,970	Radiant Logistics, Inc.(b),(d)					1,274,913
61,250	Universal Logistics Holdings, Inc.					1,411,813
						8,580,100
	TRANSPORTATION EQUIPMENT - 1.2%
149,699	NFI Group, Inc.(b)					3,248,565

	TOTAL COMMON STOCKS (Cost $245,274,058)					280,748,496

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares				Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.1%
	ASSET MANAGEMENT - 0.1%
205,936	Gores Metropoulos II, Inc.			02/01/2028	$ 11.50	$ 308,904

	TOTAL WARRANT (Cost $297,069)					308,904

Shares
	SHORT-TERM INVESTMENTS — 5.3%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
11,111,223	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $11,111,223)(f),(g)					11,111,223

	MONEY MARKET FUNDS - 1.2%
3,055,131	First American Government Obligations Fund, Class X, 0.03% (Cost $3,055,131)(g)					3,055,131

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,166,354)					14,166,354

Contracts(h)
	EQUITY OPTIONS PURCHASED - 0.7%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.4%
904	Cardinal Health, Inc.	GOL	08/20/2021	$ 60	$ 5,367,952	$ 140,120
1,881	H&R Block, Inc.	GOL	01/21/2022	20	4,617,855	874,665
4,016	Kinross Gold Corporation	GOL	09/17/2021	8	2,634,496	20,080
1,806	Stride, Inc.	GOL	09/17/2021	45	5,537,196	40,635
311	VanEck Vectors Junior Gold Miners ETF	GOL	08/20/2021	80	1,425,313	622
263	VanEck Vectors Junior Gold Miners ETF	GOL	09/17/2021	80	1,205,329	658
	TOTAL CALL OPTIONS PURCHASED (Cost - $574,291)					1,076,780

	PUT OPTIONS PURCHASED - 0.3%
970	Invesco QQQ Trust Series 1	GOL	08/20/2021	$ 355	$ 35,363,290	$ 275,480
477	Invesco QQQ Trust Series 1	GOL	08/20/2021	358	17,389,989	166,950
382	Invesco QQQ Trust Series 1	GOL	08/20/2021	360	13,926,574	153,946
669	Sportsman's Warehouse Holdings, Inc.	GOL	10/15/2021	15	1,182,123	8,363
	TOTAL PUT OPTIONS PURCHASED (Cost - $604,280)					604,739

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,178,571)					1,681,519
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

						Fair Value

	TOTAL INVESTMENTS - 112.6% (Cost $262,113,934)					$ 298,253,296
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6)%					(33,097,650)
	NET ASSETS - 100.0%					$ 265,155,646

Contracts(h)
	WRITTEN EQUITY OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.5)%
340	AMC Entertainment Holdings, Inc.	GOL	08/20/2021	$ 10	$ 1,258,680	$ 931,600
173	BigCommerce Holdings, Inc.	GOL	10/15/2021	50	1,120,348	287,613
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $739,824)					1,219,213

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $739,824)					$ 1,219,213

Shares
	SECURITIES SOLD SHORT — (89.2)%
	ADVERTISING & MARKETING - (0.9)%
(10,941)	Cardlytics, Inc.	$ (1,378,128)
(17,281)	ZoomInfo Technologies, Inc.	(928,854)
		(2,306,982)
	AEROSPACE & DEFENSE - (0.3)%
(30,927)	Kratos Defense & Security Solutions, Inc.	(841,214)

	APPAREL & TEXTILE PRODUCTS - (1.6)%
(33,893)	Canada Goose Holdings, Inc.	(1,438,080)
(6,522)	Crocs, Inc.	(885,753)
(50,664)	Figs, Inc.	(1,844,169)
		(4,168,002)

INVENOMIC FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	ASSET MANAGEMENT - (1.0)%
(14,240)	Hamilton Lane, Inc.	$ (1,324,320)
(14,436)	Marquee Raine Acquisition Corporation	(143,061)
(14,182)	Switchback II Corporation	(140,260)
(13,491)	Virtuoso Acquisition Corporation	(133,021)
(19,931)	VPC Impact Acquisition Holdings	(196,121)
(13,452)	VPC Impact Acquisition Holdings III, Inc.	(132,637)
		(2,069,420)
	AUTOMOTIVE - (0.4)%
(39,585)	Luminar Technologies, Inc.	(728,364)
(17,037)	QuantumScape Corporation	(390,318)
		(1,118,682)
	BANKING - (1.0)%
(51,820)	First Financial Bankshares, Inc.	(2,530,889)

	BEVERAGES - (0.1)%
(5,317)	Celsius Holdings, Inc.	(364,906)

	CHEMICALS - (0.6)%
(48,688)	Danimer Scientific, Inc.	(812,116)
(3,555)	WD-40 Company	(863,829)
		(1,675,945)
	COMMERCIAL SUPPORT SERVICES - (2.1)%
(15,015)	Avalara, Inc.	(2,510,058)
(47,479)	R1 RCM, Inc.	(1,016,525)
(55,795)	Rollins, Inc.	(2,138,622)
		(5,665,205)
	CONSTRUCTION MATERIALS - (0.3)%
(5,700)	Advanced Drainage Systems, Inc.	(695,913)

	CONSUMER SERVICES - (1.8)%
(7,417)	Bright Horizons Family Solutions, Inc.	(1,108,842)
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	CONSUMER SERVICES - (1.8)% (Continued)
(23,745)	Chegg, Inc.	$ (2,104,519)
(45,807)	Coursera, Inc.	(1,630,271)
		(4,843,632)
	E-COMMERCE DISCRETIONARY - (3.9)%
(35,512)	Chewy, Inc.	(2,972,355)
(18,359)	Coupang, Inc.	(666,799)
(26,760)	Global-e Online Ltd.	(1,863,566)
(97,954)	Honest Company, Inc. (The)	(1,407,599)
(39,621)	MYT Netherlands Parent BV - ADR	(1,142,670)
(5,758)	Revolve Group, Inc.	(400,814)
(19,714)	Stitch Fix, Inc.	(1,062,979)
(4,160)	Wayfair, Inc.	(1,004,058)
		(10,520,840)
	ELECTRICAL EQUIPMENT - (1.5)%
(25,955)	AAON, Inc.	(1,613,103)
(8,003)	Mesa Laboratories, Inc.	(2,356,964)
		(3,970,067)
	ENTERTAINMENT CONTENT - (0.8)%
(19,405)	AppLovin Corporation	(1,192,825)
(40,730)	fuboTV, Inc.	(1,060,609)
		(2,253,434)
	FOOD - (2.8)%
(24,481)	BellRing Brands, Inc.	(809,587)
(30,104)	Beyond Meat, Inc.	(3,693,761)
(92,980)	Oatly Group A.B. - ADR	(1,650,395)
(63,393)	Utz Brands, Inc.	(1,435,218)
		(7,588,961)
	FORESTRY, PAPER & WOOD PRODUCTS - (1.0)%
(26,477)	Trex Company, Inc.	(2,570,916)

	GAS & WATER UTILITIES - (0.3)%
(17,639)	York Water Company	(851,258)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	HEALTH CARE FACILITIES & SERVICES - (3.9)%
(39,696)	Accolade, Inc.	$ (1,858,170)
(15,968)	Apollo Medical Holdings, Inc.	(1,411,092)
(64,681)	dentalcorp Holdings Ltd.	(757,509)
(3,093)	Joint Corporation	(244,316)
(56,851)	NeoGenomics, Inc.	(2,620,831)
(47,672)	SI-BONE, Inc.	(1,446,368)
(13,943)	Teladoc Health, Inc.	(2,069,838)
		(10,408,124)
	HOME & OFFICE PRODUCTS - (1.3)%
(38,874)	Purple Innovation, Inc.	(1,023,941)
(54,746)	Tempur Sealy International, Inc.	(2,368,859)
		(3,392,800)
	HOUSEHOLD PRODUCTS - (1.0)%
(90,576)	elf Beauty, Inc.	(2,500,804)

	INDUSTRIAL INTERMEDIATE PROD - (1.2)%
(15,369)	Omega Flex, Inc.	(2,410,166)
(10,346)	Xometry, Inc.	(819,093)
		(3,229,259)
	INDUSTRIAL REIT - (0.3)%
(9,910)	Terreno Realty Corporation	(677,448)

	INDUSTRIAL SUPPORT SERVICES - (1.0)%
(14,652)	SiteOne Landscape Supply, Inc.	(2,560,877)

	INSURANCE - (1.5)%
(6,764)	Goosehead Insurance, Inc.	(812,965)
(26,896)	Lemonade, Inc.	(2,341,566)
(7,330)	RLI Corporation	(794,425)
		(3,948,956)
	INTERNET MEDIA & SERVICES - (6.3)%
(7,172)	DoorDash, Inc.	(1,250,008)
(7,142)	Fiverr International Ltd.	(1,777,715)
(13,756)	Hemnet Group A.B.	(297,132)
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	INTERNET MEDIA & SERVICES - (6.3)% (Continued)
(4,927)	Netflix, Inc.	$ (2,550,067)
(91,446)	Opendoor Technologies, Inc.	(1,355,230)
(3,936)	Pinterest, Inc.	(231,830)
(2,115)	Roku, Inc.	(905,876)
(2,415)	Shopify, Inc.	(3,622,331)
(4,118)	Snap, Inc.	(306,462)
(7,203)	Spotify Technology S.A.	(1,647,110)
(29,010)	Upwork, Inc.	(1,502,428)
(3,778)	Wix.com Ltd.	(1,128,262)
		(16,574,451)
	LEISURE FACILITIES & SERVICES - (3.2)%
(42,275)	AMC Entertainment Holdings, Inc.	(1,565,021)
(998)	Chipotle Mexican Grill, Inc.	(1,859,713)
(15,464)	Chuy's Holdings, Inc.	(510,312)
(75,835)	Golden Nugget Online Gaming, Inc.	(869,069)
(12,362)	Planet Fitness, Inc.	(929,993)
(22,655)	Shake Shack, Inc.	(2,277,734)
(385)	Vail Resorts, Inc.	(117,502)
(12,315)	Virgin Galactic Holdings, Inc.	(369,327)
		(8,498,671)
	LEISURE PRODUCTS - (5.1)%
(8,272)	Axon Enterprise, Inc.	(1,538,757)
(70,727)	Clarus Corporation	(2,017,134)
(8,709)	Fox Factory Holding Corporation	(1,406,852)
(45,660)	OneWater Marine, Inc.	(2,145,107)
(21,909)	Peloton Interactive, Inc.	(2,586,356)
(29,983)	Sturm Ruger & Company, Inc.	(2,229,536)
(11,446)	Vista Outdoor, Inc.	(462,304)
(10,514)	YETI Holdings, Inc.	(1,012,814)
		(13,398,860)
	MACHINERY - (0.8)%
(77,396)	Energy Recovery, Inc.	(1,636,926)
(4,337)	Xylem, Inc.	(545,811)
		(2,182,737)
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (7.2)%
(3,296)	AtriCure, Inc.	$ (278,380)
(212,192)	Bionano Genomics, Inc.	(1,258,299)
(74,238)	Cardiovascular Systems, Inc.	(2,991,049)
(23,359)	Exact Sciences Corporation	(2,519,035)
(9,108)	Inspire Medical Systems, Inc.	(1,668,221)
(31,301)	LeMaitre Vascular, Inc.	(1,704,652)
(69,431)	Neogen Corporation	(3,024,415)
(16,922)	Nevro Corporation	(2,622,910)
(4,337)	Novocure Ltd.	(667,941)
(5,832)	Penumbra, Inc.	(1,552,653)
(16,010)	Quanterix Corporation	(850,932)
		(19,138,487)
	METALS & MINING - (1.8)%
(70,894)	Cameco Corporation	(1,261,913)
(67,994)	Livent Corporation	(1,326,563)
(44,668)	MP Materials Corporation	(1,680,410)
(298,163)	Uranium Energy Corporation	(647,014)
		(4,915,900)
	REAL ESTATE SERVICES - (1.3)%
(58,545)	Redfin Corporation	(3,428,981)

	RENEWABLE ENERGY - (0.6)%
(49,979)	Ballard Power Systems, Inc.	(808,160)
(53,641)	ITM Power PLC	(305,926)
(15,089)	Plug Power, Inc.	(411,628)
		(1,525,714)
	RETAIL - DISCRETIONARY - (6.9)%
(26,345)	Boot Barn Holdings, Inc.	(2,276,735)
(5,926)	Carvana Company	(2,000,381)
(8,967)	Citi Trends, Inc.	(715,118)
(13,932)	Cricut, Inc.	(475,499)
(23,743)	GameStop Corporation	(3,825,472)
(1,839)	Lovesac Company	(111,627)
(32,171)	MarineMax, Inc.	(1,730,478)
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	RETAIL - DISCRETIONARY - (6.9)% (Continued)
(95,708)	Mister Car Wash, Inc.	$ (1,994,555)
(827)	RH	(549,194)
(51,134)	Shoe Carnival, Inc.	(1,723,216)
(59,605)	Sportsman's Warehouse Holdings, Inc.	(1,053,220)
(53,314)	Tile Shop Holdings, Inc.	(388,659)
(3,687)	Ulta Beauty, Inc.	(1,238,095)
		(18,082,249)
	SEMICONDUCTORS - (2.8)%
(24,520)	Atomera, Inc.	(432,778)
(13,458)	Brooks Automation, Inc.	(1,197,897)
(15,094)	Cree, Inc.	(1,400,119)
(12,456)	Marvell Technology, Inc.	(753,713)
(3,832)	NVIDIA Corporation	(747,202)
(7,198)	Power Integrations, Inc.	(698,134)
(2,434)	SiTime Corporation	(330,148)
(8,501)	Universal Display Corporation	(1,993,399)
		(7,553,390)
	SOFTWARE - (13.2)%
(31,351)	ACV Auctions, Inc.	(726,089)
(8,250)	Appfolio, Inc.	(1,168,200)
(6,375)	BigCommerce Holdings, Inc.	(412,845)
(4,424)	Bill.com Holdings, Inc.	(914,972)
(30,639)	Calix, Inc.	(1,433,292)
(26,871)	Ceridian HCM Holding, Inc.	(2,644,106)
(53,942)	Clear Secure, Inc.	(2,666,353)
(4,062)	Coupa Software, Inc.	(881,454)
(9,828)	Datadog, Inc.	(1,087,960)
(26,611)	DigitalOcean Holdings, Inc.	(1,370,467)
(25,934)	DoubleVerify Holdings, Inc.	(897,316)
(21,073)	Guidewire Software, Inc.	(2,427,610)
(26,846)	JFrog Ltd.	(1,176,392)
(10,834)	Lightspeed POS, Inc.	(926,632)
(13,050)	Oak Street Health, Inc.	(822,672)
(22,241)	Olo, Inc.	(779,992)
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	SOFTWARE - (13.2)% (Continued)
(82,395)	Palantir Technologies, Inc.	$ (1,788,795)
(7,473)	Paycom Software, Inc.	(2,989,200)
(60,631)	Porch Group, Inc.	(1,123,492)
(1,917)	Q2 Holdings, Inc.	(198,045)
(17,388)	Simulations Plus, Inc.	(820,540)
(8,048)	Snowflake, Inc.	(2,138,515)
(80,350)	Sprinklr, Inc.	(1,553,969)
(29,072)	UiPath, Inc.	(1,818,744)
(10,100)	Unity Software, Inc.	(1,081,912)
(3,735)	Zoom Video Communications, Inc.	(1,412,204)
		(35,261,768)
	SPECIALTY FINANCE - (1.6)%
(21,826)	Afterpay Ltd.	(1,550,736)
(28,658)	Flywire Corporation	(910,178)
(64,228)	Marathon Digital Holdings, Inc.	(1,774,620)
		(4,235,534)
	TECHNOLOGY HARDWARE - (2.3)%
(24,309)	3D Systems Corporation	(669,470)
(45,215)	Digimarc Corporation	(1,297,671)
(2,077)	Kornit Digital Ltd.	(274,496)
(19,821)	Logitech International S.A.	(2,161,480)
(61,363)	MicroVision, Inc.	(844,968)
(54,909)	Vuzix Corporation	(812,653)
		(6,060,738)
	TECHNOLOGY SERVICES - (2.9)%
(36,057)	Affirm Holdings, Inc.	(2,030,730)
(9,368)	Coinbase Global, Inc.	(2,216,282)
(27,083)	Dlocal Ltd./Uruguay	(1,222,527)
(154,687)	HUMBL, Inc.	(140,394)
(26,533)	Riot Blockchain, Inc.	(874,262)
(4,886)	Square, Inc.	(1,208,112)
		(7,692,307)
INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (89.2)% (Continued)
	TOBACCO & CANNABIS - (0.5)%
(77,107)	Canopy Growth Corporation	$ (1,458,093)

	TRANSPORTATION & LOGISTICS - (0.8)%
(14,228)	Cargojet, Inc.	(2,213,384)

	WHOLESALE - DISCRETIONARY - (0.2)%
(19,203)	ThredUp, Inc.	(458,184)

	EXCHANGE-TRADED FUNDS — (1.1)%
(64,588)	Direxion Daily Semiconductors Bull 3x Shares	(2,867,061)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $243,635,112)	$ (236,301,043)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
GOL	- Goldman Sachs

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2021 was $10,651,855.
(b)	All or a portion of this security is held as collateral for written options and securities sold short.
(c)	Percentage rounds to less than 0.1%.
(d)	Non-income producing security.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2021. Total collateral had a value of $11,111,223 at July 31, 2021.
(g)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.